Right-of-Use Assets - Summary of Closing Balances of Right-of-Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 8,054,305	₺ 10,359,936
Depreciation and amortization charge for the year	(4,159,469)	(4,643,060)
Ending balance	6,136,092	8,054,305
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,647,366	8,482,411
Depreciation and amortization charge for the year	(3,910,102)	(4,360,626)
Ending balance	5,713,757	6,647,366
Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,642,828	5,545,497
Depreciation and amortization charge for the year	(2,132,213)	(2,487,303)
Ending balance	3,865,774	4,642,828
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,141,005	1,150,710
Depreciation and amortization charge for the year	(314,369)	(276,268)
Ending balance	1,273,779	1,141,005
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	226,757	907,565
Depreciation and amortization charge for the year	(1,007,606)	(1,081,663)
Ending balance	205,097	226,757
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	300,524	499,852
Depreciation and amortization charge for the year	(178,464)	(187,731)
Ending balance	144,619	300,524
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	336,252	378,787
Depreciation and amortization charge for the year	(277,450)	(327,661)
Ending balance	224,488	336,252
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,406,939	1,877,525
Depreciation and amortization charge for the year	(249,367)	(282,434)
Ending balance	422,335	1,406,939
Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	360,474	167,881
Depreciation and amortization charge for the year	(79,859)	(86,992)
Ending balance	421,586	360,474
License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,046,465	1,709,644
Depreciation and amortization charge for the year	(169,508)	(195,442)
Ending balance	₺ 749	₺ 1,046,465